Supplement dated January 28, 2016
to the Statement of Additional Information (the SAI), as supplemented, dated May 1, 2015, for the following funds:
Fund
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Core Bond Fund
Columbia Variable Portfolio - Managed Volatility Conservative Fund
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund
Columbia Variable Portfolio - Managed Volatility Growth Fund
Variable Portfolio - Multi-Manager Diversified Income Fund
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund
The information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Core Bond Fund	Carl W. Pappo	4 RICs 4 PIVs 21 other accounts	$8.58 billion $1.38 billion $2.17 billion	None	(2)	(5)
	Jason Callan(c)	4 RICs 6 PIVs 4 Other accounts	$3.63 billion $14.94 billion $701,265.76	None
VP – MM Diversified Income Fund	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$67.07 billion $10.37 million $1.74 million	None	(1)	(5)
	Anwiti Bahuguna	9 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million	None
	David Weiss(d)	7 other accounts	$226,674.67	None
	Dan Boncarosky	1 RIC 2 other accounts	$1.11 million $125,649.31	None
VP – MM Interest Rate Adaptive Fund	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$67.07 billion $10.37 million $1.74 million	None	(1)	(5)
	Anwiti Bahuguna	9 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million	None
	David Weiss(d)	7 other accounts	$226,674.67	None
	Dan Boncarosky	1 RIC 2 other accounts	$836,096.00 $125, 649.31	None
C-6512-16 A (1/16)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – MV Conservative Fund	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$66.93 billion $10.37 million $1.74 million	None	(1)	(5)
	Kent Peterson	6 RICs 4 PIVs 7 other accounts	$16.77 billion $10.30 million $539,236.66	None
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million	None
	David Weiss(d)	7 other accounts	$226,674.67	None
	Brian Virginia	3 RICs 8 other accounts	$16.63 billion $2.26 million	None
VP – MV Conservative Growth Fund	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$66.37 billion $10.37 million $1.74 million	None	(1)	(5)
	Kent Peterson	6 RICs 4 PIVs 7 other accounts	$16.21 billion $10.30 million $539,236.66	None
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million	None
	David Weiss(d)	7 other accounts	$226,674.67	None
	Brian Virginia	3 RICs 8 other accounts	$16.07 billion $2.26 million	None
VP – MV Growth Fund	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$61.07 billion $10.37 million $1.74 million	None	(1)	(5)
	Kent Peterson	6 RICs 4 PIVs 7 other accounts	$10.91 billion $10.30 million $539,236.66	None
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million	None
	David Weiss(d)	7 other accounts	$226,674.67	None
	Brian Virginia	3 RICs 8 other accounts	$10.77 billion $2.26 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2015.
(d)	The portfolio manager will begin managing the Fund effective February 1, 2016; reporting information is provided as of November 30, 2015.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-6512-16 A (1/16)
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